Schedule of Investments

January 31, 2023 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
U.S. Common Stock (54.0%)
Aerospace & Defense (0.7%)
Lockheed Martin	500	$232

Agricultural Operations (0.5%)
Archer-Daniels-Midland	2,000	166

Asset Management & Custody Banks (1.8%)
Bank of New York Mellon	2,100	106
FS KKR Capital	5,900	116
New Mountain Finance	11,200	145
Oaktree Specialty Lending	9,633	193

		560

Automotive (0.1%)
Ford Motor	2,700	36

Automotive Retail (1.1%)
Advance Auto Parts	900	137
AutoZone*	30	73
Murphy USA	500	136

		346

Banks (1.1%)
OceanFirst Financial	8,419	202
Washington Federal	3,900	138

		340

Biotechnology (3.5%)
Amgen	1,600	404
Gilead Sciences	6,600	554
Incyte*	1,800	153

		1,111

Broadcasting (0.4%)
Fox	3,700	126

Commercial Services (1.5%)
CSG Systems International	3,300	197
Western Union	19,300	273

		470

Computers & Services (2.0%)
eBay	2,100	104
HP	5,100	149
Oracle	4,300	380

		633

Electric Utilities (0.6%)
Evergy	3,000	188

Electrical Services (0.9%)
Entergy	1,600	174
Otter Tail	1,800	115

		289

LSV Global Managed Volatility Fund

	Shares	Value (000)
Electronic Equipment & Instruments (0.5%)
OSI Systems*	1,700	$161

Food Retail (0.5%)
Sprouts Farmers Market*	5,400	173

Food, Beverage & Tobacco (3.9%)
Altria Group	2,100	95
General Mills	2,100	165
JM Smucker	1,600	244
Kellogg	3,600	247
Molson Coors Beverage, Cl B	7,200	378
Tyson Foods, Cl A	1,700	112

		1,241

Gas/Natural Gas (0.8%)
National Fuel Gas	1,700	99
UGI	3,900	155

		254

Health Care Distributors (1.8%)
Cardinal Health	2,400	185
McKesson	1,000	379

		564

Health Care Services (1.7%)
CVS Health	3,900	344
Quest Diagnostics	1,300	193

		537

Homebuilding (0.2%)
DR Horton	800	79

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	900	140

Industrial Machinery (0.5%)
Snap-on	600	149

Insurance (1.6%)
Allstate	900	116
Berkshire Hathaway, Cl B*	400	125
Hartford Financial Services Group	3,300	255

		496

IT Consulting & Other Services (3.3%)
Amdocs	6,000	552
International Business Machines	2,700	364
Science Applications International	1,400	145

		1,061

Schedule of Investments

January 31, 2023 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Machinery (1.1%)
Allison Transmission
Holdings	2,500	$113
Cummins	900	224

		337

Media & Entertainment (0.6%)
Comcast, Cl A	4,800	189

Metal & Glass Containers (0.3%)
Berry Global Group	1,300	80

Oil & Gas Exploration & Production (0.4%)
Chesapeake Energy	1,300	113

Packaged Foods & Meats (0.4%)
Kraft Heinz	3,300	134

Paper Packaging (1.7%)
International Paper	3,600	151
Packaging of America	900	128
Sealed Air	2,000	110
Sonoco Products	2,600	158

		547

Petroleum & Fuel Products (2.3%)
Chevron	900	157
ExxonMobil	5,000	580

		737

Pharmaceuticals (6.0%)
Bristol-Myers Squibb	8,800	640
Jazz Pharmaceuticals*	900	141
Johnson & Johnson	700	114
Merck	5,600	601
Organon	430	13
Pfizer	7,300	322
Prestige Consumer Healthcare*	1,700	112

		1,943

Regional Banks (0.4%)
Brookline Bancorp	10,500	137

Retail (1.8%)
Kroger	8,500	380
Lowe’s	1,000	208

		588

Semi-Conductors/Instruments (1.0%)
Intel	11,600	328

Specialized Consumer Services (0.4%)
H&R Block	3,300	129

LSV Global Managed Volatility Fund

	Shares	Value (000)
Steel & Steel Works (0.4%)
Reliance Steel & Aluminum	600	$136

Technology Distributors (0.5%)
Arrow Electronics*	1,400	164

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Cl C	3,000	122

Telephones & Telecommunications (4.9%)
AT&T	31,100	633
Cisco Systems	11,500	560
Verizon Communications	9,000	374

		1,567

Thrifts & Mortgage Finance (0.4%)
Kearny Financial	12,100	113

Trading Companies & Distributors (0.5%)
MSC Industrial Direct, Cl A	1,900	157

Trucking (1.1%)
Schneider National, Cl B	6,000	159
Werner Enterprises	4,100	193

		352

TOTAL U.S. COMMON STOCK (Cost $16,204)		17,225

Foreign Common Stock (42.6%)
Australia (0.7%)
Aurizon Holdings	55,400	145
Orora	44,100	93

		238

Austria (0.4%)
UNIQA Insurance Group	16,900	142

Belgium (0.5%)
Ageas	1,500	73
Etablissements Franz Colruyt	3,400	90

		163

Brazil (0.7%)
EDP - Energias do Brasil	35,000	141
Telefonica Brasil	9,700	80

		221

Canada (3.2%)
Alimentation Couche-Tard	1,300	59

Schedule of Investments

January 31, 2023 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Canada (continued)
Bank of Montreal	800	$81
Bank of Nova Scotia	2,400	130
Canadian Imperial Bank of Commerce	1,200	55
Canadian Tire, Cl A	1,300	155
Loblaw	3,400	304
Quebecor, Cl B	2,000	47
Stella-Jones	4,900	178

		1,009

China (0.3%)
Shenzhen Expressway, Cl H	110,000	101

Denmark (0.4%)
Scandinavian Tobacco Group	8,100	141

Finland (0.7%)
Metsa Board, Cl B	16,200	144
TietoEVRY	2,354	72

		216

France (4.3%)
Carrefour	13,400	255
Cie Generale des Etablissements Michelin SCA	2,400	76
Orange	28,600	303
Sanofi	2,400	235
Societe BIC	2,400	174
TotalEnergies	2,800	173
Verallia	4,300	159

		1,375

Germany (1.3%)
Deutsche Post	1,800	78
Deutsche Telekom	12,600	280
Hornbach Holding & KGaA	700	62

		420

Hong Kong (1.9%)
Bank of China, Cl H	626,000	239
Bank of Communications, Cl H	148,000	91
China Shenhua Energy, Cl H	50,000	156
Dah Sing Banking Group	20,000	16

LSV Global Managed Volatility Fund

	Shares	Value (000)
Hong Kong (continued)
People’s Insurance Group of China, Cl H	274,000	$92

		594

Hungary (0.2%)
Magyar Telekom Telecommunications	48,800	52

Italy (0.7%)
Eni	15,500	239

Japan (8.4%)
AEON REIT Investment	100	111
Aozora Bank	5,700	114
Brother Industries	9,700	151
Canon	6,100	135
EDION	15,300	151
Fukuoka REIT	100	129
Honda Motor	6,400	158
ITOCHU	2,600	84
Japan Post Holdings	26,500	233
Japan Post Insurance	8,900	159
Japan Tobacco	12,900	262
Mitsubishi Shokuhin	4,500	108
Mitsui	7,000	207
Mizuho Financial Group	12,150	190
Nippon Electric Glass	9,100	169
Nippon Telegraph & Telephone	3,700	111
Teijin	7,200	74
Yamaguchi Financial Group	13,300	92

		2,638

Malaysia (0.7%)
AMMB Holdings	72,600	70
RHB Bank	113,500	153

		223

Netherlands (1.4%)
Koninklijke Ahold Delhaize	13,000	388
Signify	1,900	69

		457

Norway (0.4%)
Orkla	18,000	134

Schedule of Investments

January 31, 2023 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Portugal (0.2%)
REN - Redes Energeticas Nacionais SGPS	22,200	$61

Russia (–%)
LUKOIL PJSC(A)	1,300	—

Singapore (1.2%)
DBS Group Holdings	5,000	137
Jardine Cycle & Carriage	8,600	190
United Overseas Bank	2,800	64

		391

South Korea (2.8%)
Industrial Bank of Korea*	19,200	160
Kia	1,900	104
KT	7,900	225
KT&G	3,500	262
Samsung Card	2,100	52
SK Telecom	2,733	104

		907

Spain (1.5%)
Cia de Distribucion Integral Logista Holdings	8,200	222
Endesa	3,300	66
Repsol	11,900	195

		483

Sweden (0.9%)
Securitas, Cl B	15,557	142
Swedbank	8,100	156

		298

Switzerland (2.7%)
Novartis	5,500	497
Roche Holding AG	500	156
Swisscom	100	59
Valiant Holding	1,300	149

		861

Taiwan (1.8%)
Cathay Financial Holding	68,000	97
Chicony Electronics	57,000	164
Greatek Electronics	37,000	63
Powertech Technology	51,000	143
SinoPac Financial Holdings	167,260	97

		564

LSV Global Managed Volatility Fund

	Shares	Value (000)
Thailand (0.7%)
Kiatnakin Phatra Bank	27,300	$57
Krung Thai Bank	331,000	176

		233

United Kingdom (4.6%)
BAE Systems	15,400	163
British American Tobacco	4,000	153
BT Group, Cl A	43,000	66
GSK	10,400	183
Imperial Brands	6,400	161
Shell	12,700	373
Tesco	59,300	180
Unilever	3,400	173

		1,452

TOTAL FOREIGN COMMON STOCK (Cost $13,350)		13,613

	Face Amount (000)
Repurchase Agreement (2.3%)
South Street Securities 3.990%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $732 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $514, 0.000% - 4.125%, 04/30/2023 - 05/15/2041; total market value $746)	$732	732

TOTAL REPURCHASE AGREEMENT (Cost $732)		732

Total Investments – 98.9% (Cost $30,286)		$31,570

Percentages are based on Net Assets of $31,907 (000).

*	Non-income producing security.

(A)Level 3 security in accordance with fair value hierarchy.

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

LSV-QH-005-1800

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